UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22991

Name of Fund: BlackRock Science and Technology Trust (BST)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Science and Technology Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 1.1%
Advanced Ceramic X Corp.	20,000	$196,490
Quantenna Communications, Inc. (a)	115,073	2,396,971
Viavi Solutions, Inc. (a)	273,000	2,926,560

		5,520,021
Electronic Equipment, Instruments & Components — 2.7%
Coherent, Inc. (a)(b)	19,700	4,051,108
Flex Ltd. (a)(b)	185,400	3,114,720
Largan Precision Co. Ltd.	24,000	3,779,998
Samsung SDI Co. Ltd.	22,700	2,802,390

		13,748,216
Equity Real Estate Investment Trusts (REITs) — 3.1%
Crown Castle International Corp. (b)	33,900	3,201,855
CyrusOne, Inc. (b)	81,600	4,199,952
Equinix, Inc. (b)	21,351	8,548,300

		15,950,107
Household Durables — 0.9%
Sony Corp.	131,300	4,431,171
Internet & Direct Marketing Retail — 6.7%
Amazon.com, Inc. (a)(b)	24,500	21,720,231
Ensogo Ltd. (a)	173,282	—
Expedia, Inc. (b)	22,000	2,775,740
Netflix, Inc. (a)(b)	36,620	5,412,802
Priceline Group, Inc. (a)(b)	2,300	4,093,931

		34,002,704
Internet Software & Services — 21.1%
58.com, Inc. — ADR (a)(b)	55,300	1,957,067
Alibaba Group Holding Ltd. — ADR (a)(b)	136,300	14,697,228
Alphabet, Inc., Class A (a)(b)	37,700	31,962,060
Alteryx, Inc., Class A (a)	53,455	835,502
Coupa Software, Inc. (a)	50,895	1,292,733
Facebook, Inc., Class A (a)(b)	128,400	18,239,220
LogMeIn, Inc. (b)	26,100	2,544,750
MercadoLibre, Inc. (b)	20,800	4,398,576
Momo, Inc. — ADR (a)(b)	71,400	2,432,598
Shopify, Inc., Class A (a)(b)	58,200	3,962,838
Takeaway.com Holding BV (a)(c)	47,800	1,605,776
Tencent Holdings Ltd.	630,300	18,158,641
Twilio, Inc., Class A (a)(b)	65,700	1,896,759
Yandex NV, Class A (a)(b)	136,600	2,995,638

		106,979,386
IT Services — 8.4%
Computer Sciences Corp. (a)(b)	48,300	3,333,183
Fidelity National Information Services, Inc.	38,200	3,041,484
InterXion Holding NV (a)(b)	89,000	3,520,840
Mastercard, Inc., Class A (b)	99,800	11,224,506
PayPal Holdings, Inc. (a)(b)	94,300	4,056,786
Square, Inc., Class A (a)(b)	297,800	5,145,984
Visa, Inc., A Shares (b)	137,800	12,246,286

		42,569,069

Common Stocks	Shares	Value
Media — 1.7%
Comcast Corp., Class A (b)	78,400	$2,947,056
Naspers Ltd., N Shares	34,400	5,927,544

		8,874,600
Semiconductors & Semiconductor Equipment — 22.2%
Advanced Micro Devices, Inc. (a)(b)	328,500	4,779,675
Advanced Semiconductor Engineering, Inc.	2,058,639	2,637,178
Analog Devices, Inc. (b)	26,900	2,204,455
Applied Materials, Inc. (b)	140,400	5,461,560
ASML Holding NV	70,800	9,394,686
Broadcom Ltd. (b)	64,196	14,056,356
Cirrus Logic, Inc. (a)(b)	27,500	1,668,975
Dialog Semiconductor PLC (a)	62,200	3,172,626
Lam Research Corp.	55,600	7,136,816
Maxim Integrated Products, Inc. (b)	68,400	3,075,264
Megachips Corp. (a)	116,100	3,182,842
Mellanox Technologies Ltd. (a)(b)	50,900	2,593,355
Micron Technology, Inc. (a)(b)	125,200	3,618,280
Monolithic Power Systems, Inc. (b)	18,600	1,713,060
Novatek Microelectronics Corp.	572,000	2,215,212
NVIDIA Corp. (b)	54,800	5,969,364
NXP Semiconductors NV (a)	56,600	5,858,100
On Semiconductor Corp. (a)(b)	245,900	3,808,991
Silicon Laboratories, Inc. (a)(b)	33,300	2,449,215
Skyworks Solutions, Inc. (b)	39,700	3,889,806
SOITEC (a)	92,375	3,910,517
STMicroelectronics NV (a)	385,600	5,933,480
Taiwan Semiconductor Manufacturing Co. Ltd.	1,152,000	7,223,769
Tower Semiconductor Ltd. (a)(b)	128,400	2,959,620
Ulvac, Inc.	81,100	3,790,660

		112,703,862
Software — 21.7%
Activision Blizzard, Inc. (b)	144,700	7,214,742
Adobe Systems, Inc. (a)(b)	59,100	7,690,683
Altium Ltd.	223,000	1,294,520
Autodesk, Inc. (a)(b)	64,500	5,577,315
Blackline, Inc. (a)	53,315	1,586,654
Electronic Arts, Inc. (a)(b)	63,400	5,675,568
ESI Group (a)	29,100	1,564,306
Gridsum Holding, Inc. — ADR (a)	168,944	2,245,266
Guidewire Software, Inc. (a)(b)	37,700	2,123,641
HubSpot, Inc. (a)(b)	43,200	2,615,760
Intuit, Inc. (b)	20,900	2,424,191
Linx SA	404,000	2,142,209
Microsoft Corp. (b)	407,000	26,805,020
Nintendo Co. Ltd.	24,700	5,731,362
Oracle Corp. (b)	77,100	3,439,431
Proofpoint, Inc. (a)(b)	46,600	3,465,176
PTC, Inc. (a)(b)	59,900	3,147,745
salesforce.com, Inc. (a)(b)	121,500	10,022,535
Snap, Inc., Class A (a)(b)	158,905	3,580,130

Portfolio Abbreviations

ADR	American Depositary Receipt	JPY	Japanese Yen	TWD	Taiwan Dollar
AUD	Australian Dollar	KRW	Korean Won	USD	U.S. Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
HKD	Hong Kong Dollar	REIT	Real Estate Investment Trust

MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Common Stocks	Shares	Value
Software (continued)
Symantec Corp. (b)	92,700	$2,844,036
Take-Two Interactive Software, Inc. (a)(b)	81,300	4,818,651
Xero Ltd. (a)	120,200	1,666,966
Zendesk, Inc. (a)(b)	79,400	2,226,376

		109,902,283
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc. (b)	222,900	32,021,814
Catcher Technology Co. Ltd.	468,000	4,625,282
Samsung Electronics Co. Ltd.	3,200	5,889,329

		42,536,425
Total Common Stocks — 98.0%		497,217,844

Preferred Stocks
Internet & Direct Marketing Retail — 0.3%
Jasper Infotech Private Ltd., Series I (Acquired 8/18/15, Cost 1,998,435) (a)(d)	1,054	1,605,242
Internet Software & Services — 2.5%
Uber Technologies, Inc., Series E (Acquired 12/4/14, Cost $3,000,048), 0.00% (a)(d)	90,044	4,694,894
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, Cost $3,016,964) (a)(d)	110,003	4,205,415

Preferred Stocks	Shares	Value
Internet Software & Services (continued)
Zuora, Inc. (Acquired 1/16/15, Cost $3,894,522), 0.00% (a)(d)	1,025,063	$3,638,974

		12,539,283
Software — 0.3%
Illumio, Inc., Series C (Acquired 3/11/15, Cost $1,500,001), 0.00% (a)(d)	466,730	1,498,203
Total Preferred Stocks — 3.1%		15,642,728
Total Investments Before Options Written (Cost — $351,727,532*) — 101.1%		512,860,572

Options Written
(Premiums Received — $4,945,808) — (1.2)%		(6,067,930)
Total Investments Net of Options Written — 99.9%		506,792,642
Other Assets Less Liabilities — 0.1%		550,643

Net Assets — 100.0%		$507,343,285

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$353,339,549

Gross unrealized appreciation	$161,432,306
Gross unrealized depreciation	(1,911,283)

Net unrealized appreciation	$159,521,023

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Restricted security as to resale, excluding 144A securities. As of report date, the Trust held restricted securities with a current value of $15,642,728 and an original cost of $13,409,970 which was 3.1% of its net assets.

•

During the year ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,902,077	(2,902,077)	—	—	$1,899		—	—
SL Liquidity Series, LLC, Money Market Series	128,952	(128,952)	—	—	4,240	[1]	$73	$(12)
Total				$—	$6,139		$73	$(12)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

2	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Advanced Micro Devices, Inc.	Call	4/07/17	USD	14.50	450	$(17,550)
Alibaba Group Holding Ltd. — ADR	Call	4/07/17	USD	106.00	92	(22,034)
Alphabet, Inc., Class A	Call	4/07/17	USD	862.50	17	(1,105)
Broadcom Ltd.	Call	4/07/17	USD	215.00	124	(59,520)
Electronic Arts, Inc.	Call	4/07/17	USD	86.50	74	(23,606)
Mastercard, Inc., Class A	Call	4/07/17	USD	112.00	113	(10,283)
Microsoft Corp.	Call	4/07/17	USD	65.50	154	(9,394)
Microsoft Corp.	Call	4/07/17	USD	66.00	48	(1,608)
Momo, Inc. — ADR	Call	4/07/17	USD	33.50	78	(10,530)
NVIDIA Corp.	Call	4/07/17	USD	103.00	116	(73,080)
Oracle Corp.	Call	4/07/17	USD	43.00	162	(26,568)
salesforce.com, Inc.	Call	4/07/17	USD	83.00	96	(5,568)
Skyworks Solutions, Inc.	Call	4/07/17	USD	96.00	17	(3,995)
Snap, Inc., Class A	Call	4/07/17	USD	25.00	143	(1,788)
Symantec Corp.	Call	4/07/17	USD	29.00	81	(14,378)
Twilio, Inc., Class A	Call	4/07/17	USD	32.50	115	(460)
Flex Ltd.	Call	4/10/17	USD	16.10	360	(26,253)
Maxim Integrated Products, Inc.	Call	4/10/17	USD	45.15	123	(8,675)
Activision Blizzard, Inc.	Call	4/13/17	USD	47.25	140	(39,531)
Advanced Micro Devices, Inc.	Call	4/13/17	USD	14.50	112	(6,384)
Alphabet, Inc., Class A	Call	4/13/17	USD	865.00	17	(2,550)
Amazon.com, Inc.	Call	4/13/17	USD	857.50	51	(162,945)
Applied Materials, Inc.	Call	4/13/17	USD	37.50	280	(44,520)
Expedia, Inc.	Call	4/13/17	USD	129.00	31	(2,248)
Facebook, Inc., Class A	Call	4/13/17	USD	138.00	38	(16,625)
Mastercard, Inc., Class A	Call	4/13/17	USD	112.00	30	(3,465)
Microsoft Corp.	Call	4/13/17	USD	64.50	83	(13,072)
Microsoft Corp.	Call	4/13/17	USD	65.00	274	(31,510)
Microsoft Corp.	Call	4/13/17	USD	65.50	41	(3,054)
Microsoft Corp.	Call	4/13/17	USD	66.00	48	(2,280)
PayPal Holdings, Inc.	Call	4/13/17	USD	43.00	73	(3,942)
salesforce.com, Inc.	Call	4/13/17	USD	84.50	31	(1,348)
Skyworks Solutions, Inc.	Call	4/13/17	USD	97.50	17	(3,442)
Snap, Inc., Class A	Call	4/13/17	USD	25.50	143	(3,575)
Symantec Corp.	Call	4/13/17	USD	29.00	81	(14,094)
Visa, Inc., A Shares	Call	4/13/17	USD	90.00	84	(3,192)
Yandex NV, Class A	Call	4/13/17	USD	24.00	100	(5,000)
Coherent, Inc.	Call	4/20/17	USD	194.00	38	(49,758)
58.com, Inc. — ADR	Call	4/21/17	USD	40.00	200	(2,500)
Adobe Systems, Inc.	Call	4/21/17	USD	120.00	100	(104,500)
Adobe Systems, Inc.	Call	4/21/17	USD	132.75	106	(9,834)
Advanced Micro Devices, Inc.	Call	4/21/17	USD	14.00	160	(16,240)
Alibaba Group Holding Ltd. — ADR	Call	4/21/17	USD	105.00	74	(28,675)
Alphabet, Inc., Class A	Call	4/21/17	USD	850.00	16	(14,640)
Alphabet, Inc., Class A	Call	4/21/17	USD	865.00	33	(10,560)
Amazon.com, Inc.	Call	4/21/17	USD	860.00	50	(161,125)
Apple, Inc.	Call	4/21/17	USD	135.00	169	(152,100)
Applied Materials, Inc.	Call	4/21/17	USD	35.00	142	(56,800)
Autodesk, Inc.	Call	4/21/17	USD	90.00	112	(9,408)
Cirrus Logic, Inc.	Call	4/21/17	USD	57.75	125	(44,526)
Coherent, Inc.	Call	4/21/17	USD	195.00	70	(86,800)
Comcast Corp., Class A	Call	4/21/17	USD	37.90	13	(368)
Computer Sciences Corp.	Call	4/21/17	USD	70.25	174	(30,825)
Crown Castle International Corp.	Call	4/21/17	USD	92.50	32	(9,040)
Equinix, Inc.	Call	4/21/17	USD	380.00	30	(64,800)
Expedia, Inc.	Call	4/21/17	USD	125.00	39	(10,628)
Facebook, Inc., Class A	Call	4/21/17	USD	140.00	5	(1,588)
Flex Ltd.	Call	4/21/17	USD	15.52	288	(37,416)
InterXion Holding NV	Call	4/21/17	USD	39.00	160	(17,200)
InterXion Holding NV	Call	4/21/17	USD	40.00	85	(5,100)

MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Intuit, Inc.	Call	4/21/17	USD	120.00	74	$(2,960)
Intuit, Inc.	Call	4/21/17	USD	125.00	43	(430)
LogMeIn, Inc.	Call	4/21/17	USD	100.00	91	(13,650)
Mastercard, Inc., Class A	Call	4/21/17	USD	113.00	55	(5,390)
Mellanox Technologies Ltd.	Call	4/21/17	USD	50.00	178	(43,610)
Micron Technology, Inc.	Call	4/21/17	USD	26.00	155	(47,275)
Microsoft Corp.	Call	4/21/17	USD	65.00	229	(28,620)
Momo, Inc. — ADR	Call	4/21/17	USD	30.00	237	(106,650)
Momo, Inc. — ADR	Call	4/21/17	USD	35.00	78	(10,530)
Monolithic Power Systems, Inc.	Call	4/21/17	USD	95.00	54	(4,860)
On Semiconductor Corp.	Call	4/21/17	USD	16.00	286	(5,005)
PayPal Holdings, Inc.	Call	4/21/17	USD	43.00	142	(10,792)
Priceline Group, Inc.	Call	4/21/17	USD	1,735.00	4	(21,140)
Proofpoint, Inc.	Call	4/21/17	USD	80.00	164	(13,940)
PTC, Inc.	Call	4/21/17	USD	55.00	105	(6,825)
salesforce.com, Inc.	Call	4/21/17	USD	85.00	113	(6,610)
Shopify, Inc., Class A	Call	4/21/17	USD	60.00	106	(92,750)
Silicon Laboratories, Inc.	Call	4/21/17	USD	75.00	54	(5,805)
Skyworks Solutions, Inc.	Call	4/21/17	USD	100.00	118	(14,160)
Snap, Inc., Class A	Call	4/21/17	USD	22.00	59	(8,408)
Snap, Inc., Class A	Call	4/21/17	USD	26.00	144	(4,680)
Square, Inc., Class A	Call	4/21/17	USD	18.00	521	(10,420)
Symantec Corp.	Call	4/21/17	USD	29.00	81	(14,540)
Take-Two Interactive Software, Inc.	Call	4/21/17	USD	60.00	142	(12,780)
Tower Semiconductor Ltd.	Call	4/21/17	USD	24.00	150	(3,000)
Twilio, Inc., Class A	Call	4/21/17	USD	34.00	115	(1,208)
Visa, Inc., A Shares	Call	4/21/17	USD	89.50	225	(24,975)
Yandex NV, Class A	Call	4/21/17	USD	24.00	216	(4,860)
Yandex NV, Class A	Call	4/21/17	USD	25.00	90	(4,500)
Zendesk, Inc.	Call	4/21/17	USD	30.00	117	(1,462)
MercadoLibre, Inc.	Call	4/24/17	USD	199.00	103	(147,620)
MercadoLibre, Inc.	Call	4/24/17	USD	215.25	11	(4,167)
Silicon Laboratories, Inc.	Call	4/25/17	USD	75.01	62	(7,609)
Zendesk, Inc.	Call	4/27/17	USD	27.70	160	(22,638)
Activision Blizzard, Inc.	Call	4/28/17	USD	50.00	185	(19,240)
Advanced Micro Devices, Inc.	Call	4/28/17	USD	15.00	427	(32,666)
Alibaba Group Holding Ltd. — ADR	Call	4/28/17	USD	108.00	118	(30,798)
Alibaba Group Holding Ltd. — ADR	Call	4/28/17	USD	109.00	52	(11,466)
Alphabet, Inc., Class A	Call	4/28/17	USD	860.00	34	(48,620)
Amazon.com, Inc.	Call	4/28/17	USD	855.00	27	(120,420)
Apple, Inc.	Call	4/28/17	USD	139.00	75	(44,250)
Broadcom Ltd.	Call	4/28/17	USD	222.50	50	(17,500)
Comcast Corp., Class A	Call	4/28/17	USD	38.50	131	(4,323)
CyrusOne, Inc.	Call	4/28/17	USD	51.50	313	(48,020)
Electronic Arts, Inc.	Call	4/28/17	USD	89.50	67	(13,534)
Facebook, Inc., Class A	Call	4/28/17	USD	140.00	200	(82,000)
Mastercard, Inc., Class A	Call	4/28/17	USD	113.00	152	(20,520)
Microsoft Corp.	Call	4/28/17	USD	66.00	133	(18,354)
Microsoft Corp.	Call	4/28/17	USD	66.50	24	(2,748)
NVIDIA Corp.	Call	4/28/17	USD	113.00	75	(15,938)
PayPal Holdings, Inc.	Call	4/28/17	USD	42.50	152	(20,748)
salesforce.com, Inc.	Call	4/28/17	USD	83.00	185	(28,490)
Skyworks Solutions, Inc.	Call	4/28/17	USD	100.00	66	(19,470)
Snap, Inc., Class A	Call	4/28/17	USD	23.50	235	(25,850)
Symantec Corp.	Call	4/28/17	USD	31.00	81	(4,779)
Twilio, Inc., Class A	Call	4/28/17	USD	35.00	131	(8,384)
Shopify, Inc., Class A	Call	5/01/17	USD	60.65	106	(83,382)
InterXion Holding NV	Call	5/04/17	USD	40.00	245	(23,119)
Activision Blizzard, Inc.	Call	5/05/17	USD	50.50	185	(28,952)
Alibaba Group Holding Ltd. — ADR	Call	5/05/17	USD	109.00	53	(14,628)
Alphabet, Inc., Class A	Call	5/05/17	USD	852.50	16	(30,320)
Apple, Inc.	Call	5/05/17	USD	142.00	170	(81,600)
Comcast Corp., Class A	Call	5/05/17	USD	37.55	65	(4,977)
Electronic Arts, Inc.	Call	5/05/17	USD	91.00	80	(12,600)
Facebook, Inc., Class A	Call	5/05/17	USD	142.00	6	(2,475)

4	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Microsoft Corp.	Call	5/05/17	USD	67.00	69	$(6,969)
Netflix, Inc.	Call	5/05/17	USD	149.00	64	(42,880)
PayPal Holdings, Inc.	Call	5/05/17	USD	43.50	158	(16,353)
Snap, Inc., Class A	Call	5/05/17	USD	27.00	88	(4,620)
Yandex NV, Class A	Call	5/05/17	USD	23.50	100	(4,750)
Autodesk, Inc.	Call	5/08/17	USD	88.40	113	(22,540)
Amazon.com, Inc.	Call	5/12/17	USD	880.00	6	(20,325)
Apple, Inc.	Call	5/12/17	USD	139.20	197	(124,588)
Applied Materials, Inc.	Call	5/12/17	USD	39.00	350	(37,975)
Microsoft Corp.	Call	5/12/17	USD	66.00	158	(24,964)
HubSpot, Inc.	Call	5/15/17	USD	65.30	151	(17,650)
Alibaba Group Holding Ltd. — ADR	Call	5/19/17	USD	110.00	88	(28,600)
Analog Devices, Inc.	Call	5/19/17	USD	85.00	94	(12,690)
Apple, Inc.	Call	5/19/17	USD	140.00	169	(106,892)
Broadcom Ltd.	Call	5/19/17	USD	230.00	50	(14,125)
Comcast Corp., Class A	Call	5/19/17	USD	37.55	65	(5,973)
Crown Castle International Corp.	Call	5/19/17	USD	92.50	32	(12,160)
Equinix, Inc.	Call	5/19/17	USD	400.00	44	(55,660)
Facebook, Inc., Class A	Call	5/19/17	USD	145.00	200	(65,000)
Maxim Integrated Products, Inc.	Call	5/19/17	USD	47.00	116	(8,700)
Micron Technology, Inc.	Call	5/19/17	USD	27.00	283	(74,854)
Microsoft Corp.	Call	5/19/17	USD	65.00	163	(36,023)
Monolithic Power Systems, Inc.	Call	5/19/17	USD	95.00	48	(11,040)
Netflix, Inc.	Call	5/19/17	USD	150.00	64	(44,000)
Oracle Corp.	Call	5/19/17	USD	46.00	107	(2,996)
Priceline Group, Inc.	Call	5/19/17	USD	1,790.00	4	(21,420)
Proofpoint, Inc.	Call	5/19/17	USD	85.00	92	(8,050)
Snap, Inc., Class A	Call	5/19/17	USD	25.00	89	(11,570)
Square, Inc., Class A	Call	5/19/17	USD	18.00	521	(39,075)
Tower Semiconductor Ltd.	Call	5/19/17	USD	24.00	150	(10,125)
Visa, Inc., A Shares	Call	5/19/17	USD	90.00	173	(31,659)
Yandex NV, Class A	Call	5/19/17	USD	24.00	120	(5,400)
Yandex NV, Class A	Call	5/19/17	USD	25.00	126	(3,780)
PTC, Inc.	Call	5/22/17	USD	56.43	104	(15,829)
Guidewire Software, Inc.	Call	5/23/17	USD	58.15	130	(18,355)
Total						$(4,205,233)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Catcher Technology Co. Ltd.	Call	Goldman Sachs International	4/06/17	TWD	248.75	71,000	$(119,889)
Xero Ltd.	Call	Deutsche Bank AG	4/06/17	NZD	19.67	5,000	(825)
Quantenna Communications, Inc.	Call	Barclays Bank PLC	4/07/17	USD	22.47	14,000	(2,717)
Megachips Corp.	Call	Bank of America N.A.	4/11/17	JPY	2,985.15	20,300	(21,268)
SOITEC	Call	Goldman Sachs International	4/12/17	EUR	36.89	16,185	(58,726)
Xero Ltd.	Call	UBS AG	4/12/17	NZD	19.19	4,000	(1,819)
ESI Group	Call	Goldman Sachs International	4/13/17	EUR	53.81	1,500	(169)
Quantenna Communications, Inc.	Call	Morgan Stanley & Co. International PLC	4/13/17	USD	23.68	14,000	(2,535)
Altium Ltd.	Call	UBS AG	4/18/17	AUD	7.52	122,600	(22,645)
Dialog Semiconductor PLC	Call	Morgan Stanley & Co. International PLC	4/19/17	EUR	49.24	11,700	(11,112)
ESI Group	Call	Credit Suisse International	4/19/17	EUR	52.02	5,200	(3,124)
Naspers Ltd., N Shares	Call	UBS AG	4/19/17	ZAR	2,169.74	1,100	(12,882)
Takeaway.com Holding BV	Call	Credit Suisse International	4/19/17	EUR	32.71	8,400	(4,574)
Ulvac, Inc.	Call	Goldman Sachs International	4/19/17	JPY	5,133.60	28,300	(58,930)
Xero Ltd.	Call	Deutsche Bank AG	4/19/17	NZD	19.29	6,200	(2,656)
Lam Research Corp.	Call	Deutsche Bank AG	4/20/17	USD	119.00	9,700	(99,381)
Nintendo Co. Ltd.	Call	Citibank N.A.	4/20/17	JPY	25,430.70	300	(2,696)
Viavi Solutions, Inc.	Call	UBS AG	4/20/17	USD	10.01	49,900	(38,953)
Catcher Technology Co. Ltd.	Call	UBS AG	4/25/17	TWD	269.51	21,000	(21,302)
Samsung SDI Co. Ltd.	Call	Deutsche Bank AG	4/25/17	KRW	134,773.60	7,900	(45,182)
Tencent Holdings Ltd.	Call	Citibank N.A.	4/25/17	HKD	215.05	34,000	(44,509)
ESI Group	Call	Goldman Sachs International	4/26/17	EUR	53.81	1,500	(525)
Takeaway.com Holding BV	Call	Credit Suisse International	4/26/17	EUR	32.66	2,700	(1,968)
Coupa Software, Inc.	Call	Deutsche Bank AG	4/27/17	USD	24.31	15,000	(25,703)

MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
ESI Group	Call	Goldman Sachs International	4/27/17	EUR	53.81	1,500	$(553)
Nintendo Co. Ltd.	Call	Bank of America N.A.	4/27/17	JPY	25,734.55	8,400	(73,349)
Blackline, Inc.	Call	Barclays Bank PLC	4/28/17	USD	28.19	11,000	(21,484)
Quantenna Communications, Inc.	Call	Barclays Bank PLC	4/28/17	USD	21.11	12,000	(12,059)
SOITEC	Call	Morgan Stanley & Co. International PLC	4/28/17	EUR	43.68	16,150	(19,673)
Tower Semiconductor Ltd.	Call	Barclays Bank PLC	4/28/17	USD	23.36	15,000	(7,137)
Quantenna Communications, Inc.	Call	Barclays Bank PLC	5/01/17	USD	25.07	18,000	(5,954)
Viavi Solutions, Inc.	Call	UBS AG	5/01/17	USD	11.33	45,600	(12,631)
Naspers Ltd., N Shares	Call	Bank of America N.A.	5/03/17	ZAR	2,216.36	2,700	(28,237)
Takeaway.com Holding BV	Call	Morgan Stanley & Co. International PLC	5/03/17	EUR	32.66	2,700	(2,905)
Fidelity National Information Services, Inc.	Call	Bank of America N.A.	5/04/17	USD	82.72	21,300	(9,457)
Crown Castle International Corp.	Call	Bank of America N.A.	5/05/17	USD	90.10	12,200	(63,385)
Advanced Semiconductor Engineering, Inc.	Call	UBS AG	5/09/17	TWD	40.54	350,000	(2,450)
ASML Holding NV	Call	Deutsche Bank AG	5/09/17	EUR	121.13	3,700	(19,733)
Catcher Technology Co. Ltd.	Call	UBS AG	5/09/17	TWD	262.14	72,000	(93,549)
Largan Precision Co. Ltd.	Call	Goldman Sachs International	5/09/17	TWD	4,650.45	9,000	(65,576)
Novatek Microelectronics Corp.	Call	Citibank N.A.	5/09/17	TWD	120.00	200,000	(12,634)
Sony Corp.	Call	Morgan Stanley & Co. International PLC	5/09/17	JPY	3,601.65	40,000	(78,872)
Sony Corp.	Call	UBS AG	5/09/17	JPY	3,771.34	6,000	(5,850)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Morgan Stanley & Co. International PLC	5/09/17	TWD	186.60	154,000	(25,995)
Xero Ltd.	Call	UBS AG	5/09/17	NZD	18.73	5,000	(4,033)
Megachips Corp.	Call	UBS AG	5/10/17	JPY	3,301.15	20,300	(10,830)
Takeaway.com Holding BV	Call	Morgan Stanley & Co. International PLC	5/10/17	EUR	32.66	2,700	(3,327)
Advanced Semiconductor Engineering, Inc.	Call	UBS AG	5/11/17	TWD	40.69	350,000	(2,300)
ASML Holding NV	Call	Morgan Stanley & Co. International PLC	5/11/17	EUR	126.69	21,100	(53,276)
STMicroelectronics NV	Call	UBS AG	5/11/17	EUR	14.88	70,000	(45,365)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Deutsche Bank AG	5/11/17	TWD	198.34	249,000	(7,619)
Blackline, Inc.	Call	Barclays Bank PLC	5/12/17	USD	30.18	18,300	(18,828)
On Semiconductor Corp.	Call	Morgan Stanley & Co. International PLC	5/15/17	USD	15.35	28,700	(20,676)
STMicroelectronics NV	Call	UBS AG	5/16/17	EUR	14.88	70,000	(48,811)
Lam Research Corp.	Call	Deutsche Bank AG	5/17/17	USD	119.25	9,700	(112,741)
Take-Two Interactive Software, Inc.	Call	Barclays Bank PLC	5/17/17	USD	58.50	14,200	(39,954)
Dialog Semiconductor PLC	Call	Morgan Stanley & Co. International PLC	5/24/17	EUR	49.11	10,000	(20,046)
Samsung Electronics Co. Ltd.	Call	Morgan Stanley & Co. International PLC	5/25/17	KRW	2,140,980.00	1,100	(36,637)
Tencent Holdings Ltd.	Call	JPMorgan Chase Bank N.A.	5/25/17	HKD	227.45	186,600	(146,593)
CyrusOne, Inc.	Call	Barclays Bank PLC	5/26/17	USD	51.00	13,500	(35,791)
Naspers Ltd., N Shares	Call	UBS AG	6/01/17	ZAR	2,331.08	8,300	(64,309)
On Semiconductor Corp.	Call	Morgan Stanley & Co. International PLC	6/01/17	USD	15.22	28,700	(25,988)
Total							$(1,862,697)

6	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Communications Equipment	$5,323,531	$196,490	—	$5,520,021
Electronic Equipment, Instruments & Components	7,165,828	6,582,388	—	13,748,216
Equity Real Estate Investment Trusts (REITs)	15,950,107	—	—	15,950,107
Household Durables	—	4,431,171	—	4,431,171
Internet & Direct Marketing Retail	34,002,704	—	—	34,002,704
Internet Software & Services	88,820,745	18,158,641	—	106,979,386
IT Services	42,569,069	—	—	42,569,069
Media	2,947,056	5,927,544	—	8,874,600
Semiconductors & Semiconductor Equipment	71,242,892	41,460,970	—	112,703,862
Software	101,209,435	8,692,848	—	109,902,283
Technology Hardware, Storage & Peripherals	32,021,814	10,514,611	—	42,536,425
Preferred Stocks	—	—	15,642,728	15,642,728

Total Investments	$401,253,181	$95,964,663	$15,642,728	$512,860,572

Derivative Financial Instruments[1]
Liabilities:
Equity contracts.	$(3,411,580)	$(2,656,350)	—	$(6,067,930)

[1] Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

MARCH 31, 2017	7

Schedule of Investments (concluded)	BlackRock Science and Technology Trust (BST)

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2016	$15,957,843
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1,2]	(315,115)
Purchases	—
Sales	—

Closing Balance, as of March 31, 2017	$15,642,728

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2017[2]	$ (315,115)

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks[1]	$15,642,728	Market	Discount Rate[3]	25.00%	—
			Revenue Growth Rate[2]	187.00% - 348.00%	258.31%
			Revenue Growth Rate[2]	23.00%	—
			Revenue Multiple[2]	4.50x - 12.75x	8.10%
			Revenue Multiple[2]	13.25x - 32.50x	27.79%
			Exit Scenario Probability[2]	5.00% - 55.00%	28.23%
			Time to Exit[3]	1-3 years	—
			Volatility[2]	38.00%	—

Total	$15,642,728

[1]

For the period ended March 31, 2017, the valuation technique for investments classified as preferred stocks amounting to $1,605,242 changed to an Option Pricing Model. The investments were previously valued utilizing Probability-Weighted Expected Return Model. The change was due to consideration of liquidation preferences and exit strategy.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

8	MARCH 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Science and Technology Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Science and Technology Trust

Date: May 23, 2017